UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	04-30-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Legacy Focused Large Cap Fund
April 30, 2016

Legacy Focused Large Cap - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 3.0%
Boeing Co. (The)	2,132	287,394
Air Freight and Logistics — 2.6%
United Parcel Service, Inc. Class B	2,376	249,646
Airlines — 1.8%
American Airlines Group, Inc.	4,883	169,391
Banks — 2.7%
Wells Fargo & Co.	5,199	259,846
Biotechnology — 6.1%
AbbVie, Inc.	4,253	259,433
Amgen, Inc.	989	156,559
Gilead Sciences, Inc.	1,915	168,922
		584,914
Capital Markets — 2.6%
E*Trade Financial Corp.(1)	9,774	246,109
Chemicals — 2.0%
LyondellBasell Industries NV Class A	2,337	193,200
Communications Equipment — 2.8%
Cisco Systems, Inc.	9,642	265,059
Diversified Financial Services — 2.5%
S&P Global, Inc.	2,208	235,925
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	2,960	150,782
Electric Utilities — 2.3%
Exelon Corp.	6,186	217,067
Food and Staples Retailing — 2.8%
CVS Health Corp.	2,641	265,420
Food Products — 2.1%
Archer-Daniels-Midland Co.	5,058	202,017
Health Care Equipment and Supplies — 0.7%
C.R. Bard, Inc.	317	67,258
Health Care Providers and Services — 5.1%
AmerisourceBergen Corp.	2,823	240,238
HCA Holdings, Inc.(1)	3,073	247,745
		487,983
Hotels, Restaurants and Leisure — 3.4%
Yum! Brands, Inc.	4,079	324,525
Household Products — 1.5%
Kimberly-Clark Corp.	1,151	144,094
Industrial Conglomerates — 3.5%
General Electric Co.	10,861	333,976
Insurance — 2.7%
Aflac, Inc.	2,477	170,839
Amtrust Financial Services, Inc.	3,396	84,390
		255,229
Internet and Catalog Retail — 2.2%
Amazon.com, Inc.(1)	313	206,452

Internet Software and Services — 5.2%
Alphabet, Inc. Class C(1)	302	209,289
eBay, Inc.(1)	11,937	291,621
		500,910
IT Services — 0.8%
Syntel, Inc.(1)	1,826	77,660
Media — 1.4%
Comcast Corp. Class A	2,191	133,125
Oil, Gas and Consumable Fuels — 8.1%
Exxon Mobil Corp.	2,491	220,204
Marathon Petroleum Corp.	2,785	108,838
Newfield Exploration Co.(1)	6,601	239,286
Tesoro Corp.	2,587	206,158
		774,486
Pharmaceuticals — 3.0%
Pfizer, Inc.	8,890	290,792
Real Estate Investment Trusts (REITs) — 5.6%
Boston Properties, Inc.	1,533	197,542
Welltower, Inc.	4,788	332,383
		529,925
Semiconductors and Semiconductor Equipment — 2.9%
Intel Corp.	9,178	277,910
Software — 2.1%
VMware, Inc. Class A(1)	3,572	203,282
Specialty Retail — 3.9%
Home Depot, Inc. (The)	1,923	257,470
L Brands, Inc.	1,433	112,190
		369,660
Technology Hardware, Storage and Peripherals — 6.6%
Apple, Inc.	2,676	250,848
Hewlett Packard Enterprise Co.	9,724	162,002
HP, Inc.	17,634	216,369
		629,219
Tobacco — 3.8%
Altria Group, Inc.	5,854	367,104
Wireless Telecommunication Services — 1.9%
T-Mobile US, Inc.(1)	4,731	185,834
TOTAL COMMON STOCKS (Cost $9,228,051)		9,486,194
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $26,445), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $25,924)		25,924
State Street Institutional Liquid Reserves Fund, Premier Class	43,236	43,236
TOTAL TEMPORARY CASH INVESTMENTS (Cost $69,160)		69,160
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $9,297,211)		9,555,354
OTHER ASSETS AND LIABILITIES†		2,892
TOTAL NET ASSETS — 100.0%		$9,558,246

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	9,486,194	—	—
Temporary Cash Investments	43,236	25,924	—
	9,529,430	25,924	—

3. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,337,390
Gross tax appreciation of investments	$580,674
Gross tax depreciation of investments	(362,710)
Net tax appreciation (depreciation) of investments	$217,964

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Legacy Large Cap Fund
April 30, 2016

Legacy Large Cap - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.7%
Boeing Co. (The)	3,887	523,968
Air Freight and Logistics — 2.0%
United Parcel Service, Inc. Class B	3,782	397,375
Airlines — 1.6%
American Airlines Group, Inc.	8,864	307,492
Auto Components — 2.1%
Delphi Automotive plc	5,732	422,047
Beverages — 2.5%
PepsiCo, Inc.	4,684	482,265
Biotechnology — 6.5%
AbbVie, Inc.	6,336	386,496
Amgen, Inc.	2,908	460,337
Gilead Sciences, Inc.	4,825	425,613
		1,272,446
Capital Markets — 1.4%
Lazard Ltd. Class A	7,416	267,347
Chemicals — 4.5%
LyondellBasell Industries NV Class A	4,416	365,071
Sherwin-Williams Co. (The)	1,782	511,986
		877,057
Consumer Finance — 0.5%
Credit Acceptance Corp.(1)	548	107,556
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	4,103	209,007
Electronic Equipment, Instruments and Components — 0.8%
Keysight Technologies, Inc.(1)	6,091	158,853
Food and Staples Retailing — 4.5%
CVS Health Corp.	4,188	420,894
Wal-Mart Stores, Inc.	7,052	471,567
		892,461
Food Products — 1.1%
Archer-Daniels-Midland Co.	5,657	225,941
Health Care Equipment and Supplies — 0.7%
IDEXX Laboratories, Inc.(1)	1,556	131,249
Health Care Providers and Services — 7.6%
Aetna, Inc.	2,799	314,244
AmerisourceBergen Corp.	4,833	411,288
HCA Holdings, Inc.(1)	2,356	189,941
UnitedHealth Group, Inc.	4,417	581,630
		1,497,103
Hotels, Restaurants and Leisure — 0.4%
Yum! Brands, Inc.	972	77,332
Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	1,496	152,442
Insurance — 0.1%
Aon plc	260	27,331

Internet and Catalog Retail — 3.6%
Amazon.com, Inc.(1)	724	477,543
Expedia, Inc.	1,982	229,456
		706,999
Internet Software and Services — 3.6%
eBay, Inc.(1)	9,068	221,532
Facebook, Inc. Class A(1)	4,109	483,136
		704,668
IT Services — 10.3%
Accenture plc Class A	4,327	488,605
Fiserv, Inc.(1)	5,181	506,287
International Business Machines Corp.	3,113	454,311
Syntel, Inc.(1)	7,597	323,101
Visa, Inc. Class A	3,235	249,871
		2,022,175
Media — 3.8%
DISH Network Corp. Class A(1)	5,426	267,448
Walt Disney Co. (The)	4,575	472,414
		739,862
Multiline Retail — 2.4%
Target Corp.	6,008	477,636
Oil, Gas and Consumable Fuels — 1.2%
Newfield Exploration Co.(1)	6,240	226,200
Personal Products — 1.5%
Estee Lauder Cos., Inc. (The) Class A	3,161	303,045
Pharmaceuticals — 3.2%
Merck & Co., Inc.	2,761	151,414
Pfizer, Inc.	14,627	478,449
		629,863
Professional Services — 1.1%
Verisk Analytics, Inc. Class A(1)	2,847	220,870
Real Estate Management and Development — 2.0%
CBRE Group, Inc. Class A(1)	13,473	399,205
Road and Rail — 0.5%
Old Dominion Freight Line, Inc.(1)	1,619	106,935
Semiconductors and Semiconductor Equipment — 2.1%
Intel Corp.	13,833	418,863
Software — 4.7%
Microsoft Corp.	8,710	434,368
VMware, Inc. Class A(1)	8,618	490,450
		924,818
Specialty Retail — 6.9%
Dick's Sporting Goods, Inc.	4,206	194,906
L Brands, Inc.	4,342	339,935
Lowe's Cos., Inc.	10,680	811,894
		1,346,735
Technology Hardware, Storage and Peripherals — 5.9%
Apple, Inc.	10,939	1,025,422
Hewlett Packard Enterprise Co.	8,039	133,930
		1,159,352
Textiles, Apparel and Luxury Goods — 1.3%
lululemon athletica, Inc.(1)	3,755	246,140

Tobacco — 2.7%
Reynolds American, Inc.	10,712	531,315
Wireless Telecommunication Services — 1.3%
Sprint Corp.(1)	76,631	262,844
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $17,780,101)		19,456,797
OTHER ASSETS AND LIABILITIES — 1.0%		198,024
TOTAL NET ASSETS — 100.0%		$19,654,821

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$17,935,314
Gross tax appreciation of investments	$1,955,007
Gross tax depreciation of investments	(433,524)
Net tax appreciation (depreciation) of investments	$1,521,483

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Legacy Multi Cap Fund
April 30, 2016

Legacy Multi Cap - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
Aerospace and Defense — 2.1%
Curtiss-Wright Corp.	11,287	864,359
Textron, Inc.	23,646	914,627
		1,778,986
Automobiles — 1.0%
Ford Motor Co.	64,898	880,017
Banks — 2.7%
Independent Bank Corp.	15,318	720,406
Valley National Bancorp	92,240	872,590
Wells Fargo & Co.	14,417	720,562
		2,313,558
Beverages — 1.0%
PepsiCo, Inc.	7,925	815,958
Biotechnology — 0.9%
Gilead Sciences, Inc.	8,948	789,303
Building Products — 1.0%
AAON, Inc.	32,025	849,303
Capital Markets — 3.9%
AllianceBernstein Holding LP	36,193	850,173
Invesco Ltd.	26,825	831,843
Janus Capital Group, Inc.	56,301	821,995
Lazard Ltd. Class A	20,920	754,166
		3,258,177
Chemicals — 1.7%
Praxair, Inc.	4,854	570,151
Sensient Technologies Corp.	13,208	888,238
		1,458,389
Commercial Services and Supplies — 0.8%
Stericycle, Inc.(1)	6,920	661,275
Distributors — 1.0%
Genuine Parts Co.	8,418	807,875
Diversified Telecommunication Services — 1.9%
Inteliquent, Inc.	51,401	852,743
Verizon Communications, Inc.	15,284	778,567
		1,631,310
Electric Utilities — 2.7%
Enersis Americas SA ADR	41,000	350,960
Enersis Chile SA ADR(1)	41,000	261,170
NextEra Energy, Inc.	6,932	815,065
Portland General Electric Co.	20,460	812,671
		2,239,866
Electrical Equipment — 1.1%
Acuity Brands, Inc.	3,831	934,343
Electronic Equipment, Instruments and Components — 0.5%
Corning, Inc.	23,675	442,012
Food and Staples Retailing — 3.1%
Chefs' Warehouse, Inc. (The)(1)	43,067	829,901
Kroger Co. (The)	16,722	591,792

Wal-Mart Stores, Inc.	12,523	837,413
Walgreens Boots Alliance, Inc.	4,941	391,722
		2,650,828
Food Products — 1.0%
Fresh Del Monte Produce, Inc.	18,926	818,739
Health Care Equipment and Supplies — 1.9%
Abbott Laboratories	19,107	743,262
Varian Medical Systems, Inc.(1)	10,477	850,523
		1,593,785
Health Care Providers and Services — 3.6%
Aetna, Inc.	6,480	727,510
Cardinal Health, Inc.	9,672	758,865
Express Scripts Holding Co.(1)	12,302	907,026
UnitedHealth Group, Inc.	4,553	599,539
		2,992,940
Hotels, Restaurants and Leisure — 2.3%
Boyd Gaming Corp.(1)	41,118	766,439
Fiesta Restaurant Group, Inc.(1)	22,496	722,347
Yum! Brands, Inc.	5,428	431,852
		1,920,638
Household Products — 0.7%
Procter & Gamble Co. (The)	6,934	555,552
Independent Power and Renewable Electricity Producers — 1.0%
Ormat Technologies, Inc.	20,402	885,447
Industrial Conglomerates — 1.6%
3M Co.	2,249	376,438
General Electric Co.	30,903	950,267
		1,326,705
Insurance — 4.1%
CNA Financial Corp.	27,247	861,005
HCI Group, Inc.	24,897	745,914
Principal Financial Group, Inc.	21,837	932,003
Unum Group	26,732	914,502
		3,453,424
Internet and Catalog Retail — 1.8%
Expedia, Inc.	6,006	695,315
HSN, Inc.	14,934	791,950
		1,487,265
Internet Software and Services — 1.9%
Akamai Technologies, Inc.(1)	14,042	716,001
WebMD Health Corp.(1)	13,959	875,788
		1,591,789
IT Services — 9.0%
Fiserv, Inc.(1)	6,593	644,268
FleetCor Technologies, Inc.(1)	4,117	636,817
International Business Machines Corp.	5,134	749,256
Leidos Holdings, Inc.	16,850	835,928
NeuStar, Inc. Class A(1)	34,281	805,261
Science Applications International Corp.	11,742	623,383
Total System Services, Inc.	16,212	829,082
Vantiv, Inc. Class A(1)	15,758	859,441
Western Union Co. (The)	42,692	853,840
Xerox Corp.	77,455	743,568
		7,580,844

Leisure Products — 0.9%
Vista Outdoor, Inc.(1)	15,638	750,311
Life Sciences Tools and Services — 2.6%
Bio-Techne Corp.	7,596	707,795
PAREXEL International Corp.(1)	13,922	850,634
Waters Corp.(1)	5,134	668,242
		2,226,671
Machinery — 0.8%
Pentair plc	1,236	71,787
Proto Labs, Inc.(1)	10,501	628,275
		700,062
Media — 4.1%
Comcast Corp. Class A	12,197	741,090
Interpublic Group of Cos., Inc. (The)	14,356	329,327
MSG Networks, Inc. Class A(1)	49,185	840,572
Omnicom Group, Inc.	10,185	845,049
Walt Disney Co. (The)	6,648	686,472
		3,442,510
Metals and Mining — 0.2%
Haynes International, Inc.	4,748	178,192
Oil, Gas and Consumable Fuels — 6.9%
Chevron Corp.	5,412	552,998
Cimarex Energy Co.	8,234	896,518
Dominion Midstream Partners LP(1)	24,828	832,731
EOG Resources, Inc.	3,674	303,546
EXCO Resources, Inc.(1)	171,342	260,440
Exxon Mobil Corp.	9,117	805,943
Holly Energy Partners LP	26,119	893,792
Marathon Petroleum Corp.	23,363	913,026
Valero Energy Corp.	5,748	338,385
		5,797,379
Paper and Forest Products — 1.0%
Domtar Corp.	22,021	850,891
Personal Products — 1.0%
Medifast, Inc.	27,047	852,792
Pharmaceuticals — 4.2%
Johnson & Johnson	10,298	1,154,200
Merck & Co., Inc.	12,724	697,784
Pfizer, Inc.	28,301	925,726
Prestige Brands Holdings, Inc.(1)	13,612	772,889
		3,550,599
Professional Services — 1.1%
Equifax, Inc.	7,410	891,052
Real Estate Investment Trusts (REITs) — 4.2%
Blackstone Mortgage Trust, Inc. Class A	27,115	745,120
Gramercy Property Trust	54,337	460,234
QTS Realty Trust, Inc. Class A	15,492	750,123
Sunstone Hotel Investors, Inc.	64,519	826,488
VEREIT, Inc.	85,180	756,399
		3,538,364
Real Estate Management and Development — 1.3%
Altisource Portfolio Solutions SA(1)	34,156	1,068,741

Road and Rail — 0.6%
AMERCO	1,338	470,976
Semiconductors and Semiconductor Equipment — 1.9%
Intel Corp.	26,946	815,925
Linear Technology Corp.	18,152	807,401
		1,623,326
Software — 4.1%
CA, Inc.	22,701	673,312
Microsoft Corp.	26,465	1,319,809
RealPage, Inc.(1)	41,911	921,623
Red Hat, Inc.(1)	7,710	565,683
		3,480,427
Specialty Retail — 0.6%
Home Depot, Inc. (The)	3,961	530,338
Technology Hardware, Storage and Peripherals — 2.4%
Apple, Inc.	21,829	2,046,250
Textiles, Apparel and Luxury Goods — 1.1%
Oxford Industries, Inc.	13,546	899,725
Thrifts and Mortgage Finance — 0.9%
Northwest Bancshares, Inc.	54,784	768,072
Tobacco — 1.7%
Altria Group, Inc.	12,947	811,907
Vector Group Ltd.	30,237	653,119
		1,465,026
Trading Companies and Distributors — 1.6%
AerCap Holdings NV(1)	14,218	568,862
Air Lease Corp.	25,557	778,978
		1,347,840
Wireless Telecommunication Services — 0.7%
SK Telecom Co. Ltd. ADR	27,633	552,660
TOTAL COMMON STOCKS (Cost $81,542,501)		82,750,532
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $509,561), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $499,518)		499,512
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $853,825), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $832,006)		832,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,093	1,093
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,332,605)		1,332,605
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $82,875,106)		84,083,137
OTHER ASSETS AND LIABILITIES — 0.2%		129,025
TOTAL NET ASSETS — 100.0%		$84,212,162

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	16,632	ZAR	255,662	UBS AG	6/30/16	(1,124)
USD	918	ZAR	14,142	UBS AG	6/30/16	(64)
USD	853	ZAR	13,027	UBS AG	6/30/16	(52)
ZAR	282,831	USD	18,929	UBS AG	6/30/16	714
						(526)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	82,750,532	—	—
Temporary Cash Investments	1,093	1,331,512	—
	82,751,625	1,331,512	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	714	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,240	—

3. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$83,147,006
Gross tax appreciation of investments	$4,040,993
Gross tax depreciation of investments	(3,104,862)
Net tax appreciation (depreciation) of investments	$936,131

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 28, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 28, 2016